Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

WELLS FARGO ADVANTAGE COMMON STOCK FUND

WELLS FARGO ADVANTAGE DISCOVERY FUNDSM

WELLS FARGO ADVANTAGE ENTERPRISE FUNDSM

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

WELLS FARGO ADVANTAGE OPPORTUNITY FUNDSM

WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

Supplement dated June 18, 2007, to the Statement of Additional Information dated March 1, 2007, as previously supplemented on June 6, 2007 and April 6, 2007.

ENTERPRISE FUND

Effective immediately, James M. Leach, CFA, is a co-portfolio manager for the Enterprise Fund (the “Fund”). Sunjay Goel, CFA, will no longer co-manage the Fund, and all references to him in the Statement of Additional Information are deleted. Thomas J. Pence, CFA, will continue to co-manage the Fund with Mr. Leach. As a result of the change, the following information is added to the “Portfolio Managers” section beginning on page 23, of the above referenced SAI:

Fund	Sub-Adviser	Portfolio Managers
Enterprise Fund	Wells Capital Management	James M. Leach, CFA Thomas J. Pence, CFA

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager*	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
Wells Capital Management
James M. Leach, CFA	0	$0	0	$0	51	$2.5B

The following information is added to the table in the Beneficial Ownership in the Funds section beginning on page 26 of the above referenced SAI:

Portfolio Manager	Fund	Beneficial Ownership
Wells Capital Management
James M. Leach, CFA	Enterprise Fund	$10,001 - $50,000

The following information was contained within the June 6, 2007, supplement and is included herewith for your convenience.

This supplement contains important information about the Funds referenced above (the “Funds”).

All Funds

On and effective May 9, 2007, the Board of Trustees (the “Board”) accepted the resignation of A. Erdem Cimen as Treasurer of Wells Fargo Funds Trust (the “Trust”) and appointed Stephen Leonhardt as Treasurer of the Trust. As a result, the information regarding A. Erdem Cimen under the “Management - Trustees and Officers” section is deleted and replaced with the following:

Name, Age and Address	Position Held with Registrant/ Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company Or Investment Company Directorships

Stephen Leonhardt, 47	Treasurer, since 2007

Vice President and Manager of Fund Audit, Reporting and Tax for Wells Fargo Funds Management, LLC since 2007. From 2002 to 2004, Controller for Sungard Transaction Networks. Chief Operating Officer for UMB Fund Services, Inc. from 2004 to 2005. Director of Fund Administration and SEC Reporting for TIAA-CREF from 2005 to 2007.

N/A

All Funds

Effective immediately, the following sentences are added to the first paragraph under “Permitted Investment Activities and Associated Risks”:

Unless otherwise noted or required by applicable law, the percentage limitations and qualitative investment policies included in this SAI or a Fund’s prospectus apply at the time of purchase of a security. To the extent a security type is described in this SAI that is not referenced in a Fund’s prospectus, the Fund under normal circumstances will not invest more than 15% of its assets in the security type.

All Funds

Effective immediately, under “Permitted Investment Activities and Associated Risks - Foreign Securities and Currency Transactions – Emerging Market Securities” the first paragraph is deleted and replaced with the following:

The Funds consider countries with emerging markets to include the following: (i) countries included in the MSCI Emerging Markets Index; and (ii) countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank).  Additionally, the Funds consider the following countries to have emerging markets:  Argentina, Brazil, Chile, China, the Czech Republic, Columbia, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Peru, Russia, Singapore, South Africa, Thailand, Taiwan, Turkey, and Venezuela.  The Funds consider emerging market securities to be securities:  (i) issued by companies with their principal place of business or principal office in an emerging market country; or (ii) issued by companies for which the principal securities trading market is an emerging market country. The adviser may invest in those emerging markets that have a relatively low gross national product per capita, compared to the world’s major economies, and which exhibit potential for rapid economic growth. The adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.

All Funds

On May 9, 2007, the Board approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings (the “Policies”). The revised Policies are effective immediately.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The following policies and procedures (the “Procedures”) govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust (“Funds Trust”), Wells Fargo Master Trust (“Master Trust”) and Wells Fargo Variable Trust (“Variable Trust”) (each series of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the “Funds” or individually as the “Fund”) now existing or hereafter created. The Funds have adopted these Procedures to ensure that the disclosure of a Fund’s portfolio holdings is accomplished in a manner that is consistent with a Fund’s fiduciary duty to its shareholders. For purposes of these Procedures, the term, “portfolio holdings” means the stock, bonds and derivative positions held by a non-money market Fund and does not include the cash investments held by the Fund. For money market funds, the term "portfolio holdings" includes cash investments, such as investments in repurchase agreements. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund’s portfolio securities or for any ongoing arrangements to make available information about a Fund’s portfolio securities.

Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds’ Web site until updated for the next applicable period. Funds Management may withhold any portion of a Fund’s portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the Web site, it may be further disseminated without restriction.

A.

Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis.

B.

Top Ten Holdings. Top ten holdings information (excluding derivative positions) for each Fund (except for funds that operate as fund of funds and money market funds) shall be made publicly available on the Funds’ Web site on a monthly, seven-day or more delayed basis.

C.	Fund of Funds Structure.

1.	The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds’ Web site and included in fund fact sheets on a monthly, seven-day or more delayed basis.

2.

A change to the underlying funds held by a Fund in a fund of funds structure in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds’ Web site simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the Fund’s fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds’ full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund’s complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund’s semi-annual and annual reports. Each Fund’s complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund’s first and third fiscal quarters.

List of Approved Recipients. The following list describes the limited circumstances in which a Fund’s portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds’ Web site. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A.

Sub-Advisers. Sub-advisers shall have full daily access to portfolio holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

B.

Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated (“Wells Capital Management”) shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C.	Funds Management/Wells Fargo Funds Distributor, LLC.

1.

Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC’s Datapath system.

2.

Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

3.

Funds Management and Wells Fargo Funds Distributor, LLC personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund’s target allocations that result in a shift between or among its fixed-income and/or equity investments.

D.

External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the Fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds' accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of Institutional Shareholder Services (“ISS”) and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E.

Rating Agencies. Standard & Poor’s (“S&P”) and Moody’s Investors Services (“Moody’s”) receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody’s may receive holdings information monthly on a seven-day delayed basis.

Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient’s relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or any affiliated person of the Fund.

Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as it deems appropriate, but not less often than annually, and make any changes that it deems appropriate.

_____________________________________________________________________________________

The following information was contained within the April 6, 2007, supplement and is included herewith for your convenience.

Effective immediately, the similar information contained in the “Beneficial Ownership in the Funds” section beginning on page 26 of the Statement of Additional Information is hereby replaced with the following:

Beneficial Equity Ownership in the Funds:

I. Charles Rinaldi	Small Cap Value Fund	Over $1,000,000
Small/Mid Cap Value	Over $1,000,000

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ENTERPRISE FUNDSM

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

Administrator Class

Supplement dated June 18, 2007, to the Prospectus dated March 1, 2007, as previously supplemented

April 27, 2007.

ENTERPRISE FUND

Effective immediately, James M. Leach, CFA, will replace Sunjay Goel, CFA, as co-portfolio manager for the Enterprise Fund, along with Thomas J. Pence, CFA. Sunjay Goel will remain a member of the Fundamental Growth Equity team at Wells Capital Management, Inc.

_____________________________________________________________________________________

The following information was contained within the April 27, 2007, supplement and is included herewith for your convenience.

SMALL CAP OPPORTUNITIES FUND

Effective immediately, the following information on page 32, under the heading “Sub-Adviser,” “Wells Capital Management Incorporated” shall be replaced by “Schroder Investment Management North America Inc.”

SCAM067/P203SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

Advisor Class

Supplement dated June 18, 2007, to the Prospectus dated March 1, 2007.

ENTERPRISE FUND

Effective immediately, James M. Leach, CFA, will replace Sunjay Goel, CFA, as co-portfolio manager for the Enterprise Fund, along with Thomas J. Pence, CFA. Sunjay Goel will remain a member of the Fundamental Growth Equity team at Wells Capital Management, Inc.

SCAV067/P205SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

Institutional Class

Supplement dated June 18, 2007, to the Prospectus dated March 1, 2007.

ENTERPRISE FUND

Effective immediately, James M. Leach, CFA, will replace Sunjay Goel, CFA, as co-portfolio manager for the Enterprise Fund, along with Thomas J. Pence, CFA. Sunjay Goel will remain a member of the Fundamental Growth Equity team at Wells Capital Management, Inc.

SCIT067/P204SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

Investor Class

Supplement dated June 18, 2007, to the Prospectus dated March 1, 2007.

ENTERPRISE FUND

Effective immediately, James M. Leach, CFA, will replace Sunjay Goel, CFA, as co-portfolio manager for the Enterprise Fund, along with Thomas J. Pence, CFA. Sunjay Goel will remain a member of the Fundamental Growth Equity team at Wells Capital Management, Inc.

SCIV067/P206SP